Goodwill and intangible assets (Details Narrative) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022
Total definite-lived intangible assets			12 years 8 months 12 days
Customer Relationship
Weighted average amortization period			15 years
Backlog [Member]
Weighted average amortization period			3 years
Non-compete agreements [Member]
Weighted average amortization period			4 years
Off-market favorable leases [Member]
Weighted average amortization period			1 year
Brand [Member]
Weighted average amortization period			15 years
ANS [Member]
Intangible Asset Amortization expense		$ 0.9	$ 5.5
EV Depot [Member]
Intangible Asset Amortization expense	$ 2.5
BW [Member]
Intangible Asset Amortization expense	$ 1.7